FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2020	2019
Designated derivative instruments -short-term assets:
Interest rate swaps	—	520
Total derivative instruments - short-term assets	—	520
Designated derivative instruments -long-term assets:
Interest rate swaps	—	377
Cross currency interest rate swaps	28	189
Cross currency swaps	3,373	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	—	2,913
Cross currency swaps	5	—
Total derivative instruments - long-term assets	3,406	3,479

(in thousands of $)	2020	2019
Designated derivative instruments -short-term liabilities:
Interest rate swaps	703	6,067
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	869	—
Total derivative instruments - short-term liabilities	1,572	6,067
Designated derivative instruments -long-term liabilities:
Interest rate swaps	7,926	5,477
Cross currency interest rate swaps	3,006	2,105
Cross currency swaps	8,301	11,049
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	13,479	1,948
Total derivative instruments - long-term liabilities	32,712	20,579

Schedule of interest rate swap transactions designated as hedges against specific loans	At December 31, 2020, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$96,600 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$39,313 (reducing to $35,063)	December 2014	January 2022	2.97%
$21,840 (reducing to $19,413)	September 2015	March 2022	1.67%
$50,313 (remaining at $50,313)	June 2016	February 2021	1.07%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$159,777 (reducing to $92,233)	April 2020	October 2024 - January 2025	0.46% - 0.47%
$48,610 (reducing to $45,135)	May 2020	May 2022	0.28%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
† These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.
Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2020, and 2019, are as follows:

	2020	2020	2019	2019
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	9,431	9,431	12,753	12,753
Equity Securities	10,367	10,367	17,551	17,551
Equity securities pledged to creditors	9,007	9,007	43,775	43,775
Floating rate NOK bonds due 2020	—	—	56,910	58,191
Floating rate NOK bonds due 2023	81,572	78,513	79,674	81,567
Floating rate NOK bonds due 2024	80,989	76,940	79,674	79,674
Floating rate NOK bonds due 2025	62,927	57,421	—	—
5.75% unsecured convertible bonds due 2021	212,230	199,496	212,230	227,025
4.875% unsecured convertible bonds due 2023	139,900	123,112	148,300	165,503
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	—	—	520	520
Interest rate/ currency swap contracts – long-term receivables	3,406	3,406	3,479	3,479
Interest rate/ currency swap contracts – short-term payables	1,572	1,572	6,067	6,067
Interest rate/ currency swap contracts – long-term payables	32,712	32,712	20,579	20,579

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2020, are measured as follows:

		Fair value measurements using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,431	4,643	4,788
Equity securities	10,367	10,367
Equity securities pledged to creditors	9,007	9,007
Interest rate/ currency swap contracts - long-term receivables	3,406		3,406
Total assets	32,211	24,017	8,194	—
Liabilities:
Floating rate NOK bonds due 2023	78,513	78,513
Floating rate NOK bonds due 2024	76,940	76,940
Floating rate NOK bonds due 2025	57,421	57,421
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	123,112	123,112
Interest rate/ currency swap contracts – short-term payables	1,572		1,572
Interest rate/ currency swap contracts – long-term payables	32,712		32,712
Total liabilities	569,766	535,482	34,284	—
The above fair values of financial assets and liabilities as at December 31, 2019, were measured as follows:

		Fair value measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	12,753	4,690	8,063	—
Equity securities	17,551	17,551
Equity securities pledged to creditors	43,775	43,775
Interest rate/ currency swap contracts – short-term receivables	520		520
Interest rate/ currency swap contracts – long-term receivables	3,479		3,479
Total assets	78,078	66,016	12,062	—
Liabilities:
Floating rate NOK bonds due 2020	58,191	58,191
Floating rate NOK bonds due 2023	81,567	81,567
Floating rate NOK bonds due 2024	79,674	79,674
5.75% unsecured convertible bonds due 2021	227,025	227,025
4.875% unsecured convertible bonds due 2023	165,503	165,503
Interest rate/ currency swap contracts – short-term payables	6,067		6,067
Interest rate/ currency swap contracts – long-term payables	20,579		20,579
Total liabilities	638,606	611,960	26,646	—